Cash flows from operating activities	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Cash flows from operating activities	Cash flows from operations before tax and exceptional items

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	Note	€m	€m	€m
Cash generated from operating activities
Profit for the year		136.7	227.1	192.7
Adjustments for:
Exceptional items	7	78.4	69.5	72.5
Share based payments expense		8.4	8.8	24.1
Depreciation and amortization	6	109.4	96.9	95.0
Loss on disposal and impairment of property, plant and equipment		1.0	1.6	1.2
Net finance costs	10	180.1	109.1	86.8
Taxation	11	8.6	50.8	60.9
Operating cash flow before changes in working capital, provisions and exceptional items		522.6	563.8	533.2
(Increase)/decrease in inventories		(14.2)	(1.2)	18.8
(Increase)/decrease in trade and other receivables		(18.2)	(75.0)	0.3
(Decrease)/increase in trade and other payables		(8.8)	68.6	42.1
Decrease in employee benefit and other provisions		(6.3)	(4.0)	(3.2)
Cash generated from operations before tax and exceptional items		475.1	552.2	591.2